Defined benefit plans (Detail 11) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Total
Plan Assets At Fair Value By Plan [Line Items]
Fair value		$ 30,039	$ 31,390
Swiss plan
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1]	25,839	26,656
Derivative financial instruments, net of collateral		10	12
Swiss plan | Bank accounts at UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1]	132	120
Swiss plan | UBS debt instruments
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1]	13	3
Swiss plan | UBS shares
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1]	25	34
Swiss plan | Securities lent to UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1],[2]	1,567	2,030
Swiss plan | Property occupied by UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1]	88	85
Swiss plan | Derivative financial instruments, counterparty UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1],[2]	34	23
UK plan
Plan Assets At Fair Value By Plan [Line Items]
Fair value		3,032	3,469
US and German plans
Plan Assets At Fair Value By Plan [Line Items]
Fair value		1,168	1,265
UBS AG | Total
Plan Assets At Fair Value By Plan [Line Items]
Fair value		19,972	21,122
UBS AG | Swiss plan
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3]	15,772	16,388
Derivative financial instruments, net of collateral		10	12
UBS AG | Swiss plan | Bank accounts at UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3]	80	120
UBS AG | Swiss plan | UBS debt instruments
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3]	8	3
UBS AG | Swiss plan | UBS shares
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3]	15	34
UBS AG | Swiss plan | Securities lent to UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[2],[3]	957	2,030
UBS AG | Swiss plan | Property occupied by UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3]	54	85
UBS AG | Swiss plan | Derivative financial instruments, counterparty UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[2],[3]	21	23
UBS AG | UK plan
Plan Assets At Fair Value By Plan [Line Items]
Fair value		3,032	3,469
UBS AG | US and German plans
Plan Assets At Fair Value By Plan [Line Items]
Fair value		$ 1,168	$ 1,265

[1]
Bank accounts at UBS encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in.

[2]
Securities lent to UBS and derivative financial instruments are presented gross of any collateral. Securities lent to UBS were fully covered by collateral as of 31 December 2018 and 31 December 2017. Net of collateral, derivative financial instruments amounted to USD 10 million as of 31 December 2018 (31 December 2017: USD 12 million).

[3]
Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS AG instruments and UBS Group AG shares and indirect investments, i.e., those made through funds that the pension fund invests in.